Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Cash and cash equivalents		$ 262,728	$ 25,628
Fair value of the Earnout Shares		172,300,000
Class A common stock
Fair Value
Conversion of Stock, Shares Converted	122,000,000	191,932,861
Number Of Shares Released to Sponsors		5,000,000
Number Of Shares Released to Shareholders		5,000,000
Class B common stock
Fair Value
Conversion of Stock, Shares Converted		76,663,551
Flying Eagle Acquisition Corporation [Member]
Fair Value
Number Of Shares Released to Sponsors		5,000,000
Number Of Shares Released to Shareholders		5,000,000
Flying Eagle Acquisition Corporation [Member] | Class B common stock
Fair Value
Conversion of Stock, Shares Converted		10,000,000
Level 1
Fair Value
Cash and cash equivalents		$ 262,700	$ 25,600